SCHEDULES OF COMPANY’S PURCHASES AND ITS OUTSTANDING PAYABLE BALANCES (Details) - Customer Concentration Risk [Member] - Accounts Payable [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Vendor A [Member]
Concentration Risk [Line Items]
Percentage of purchases	7.30%	8.70%	17.00%
Accounts payable		$ 2,316
Vendor B [Member]
Concentration Risk [Line Items]
Percentage of purchases	18.40%	23.50%
Accounts payable		$ 6,292